Summary of Significant Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Allowance for doubtful accounts	¥ 600,806	¥ 710,168	¥ 210,146
Percentage of accounts receivable represent output VAT	6.00%